RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Reconciliation of debt arising from lease liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities.
Lease liabilities beginning of year	$ 81,388	$ 54,250	$ 100,850	$ 53,201
Additions to lease liabilities	159,066	141,633
Derecognition of lease liabilities	(3,902)
Principal payments on lease liabilities	(105,787)	(93,984)
Total lease liabilities	$ 150,227	$ 100,850